Schedule of changes in concession financial assets related to infrastructure (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Amounts received	R$ (281)	R$ (265)	R$ (259)
Monetary updating	523	347	318
Infrastructure [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,924	3,768	3,621
Transfers from contract assets	110	60	48
Transfers from (to) intangible assets	(9)	(5)	23
Monetary updating	582	367	336
Disposals	(1)		(1)
Ending balance	4,326	3,924	3,768
Infrastructure [member] | Restated 1 [Member]
IfrsStatementLineItems [Line Items]
Amounts received	(280)	(266)	(259)
Infrastructure [member] | Generation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,365	3,284	3,225
Monetary updating	523	347	318
Ending balance	3,608	3,365	3,284
Infrastructure [member] | Generation [member] | Restated 1 [Member]
IfrsStatementLineItems [Line Items]
Amounts received	(280)	(266)	(259)
Infrastructure [member] | Distribution [member]
IfrsStatementLineItems [Line Items]
Beginning balance	530	460	396
Transfers from contract assets	110	60	48
Transfers from (to) intangible assets	(9)	(5)	(1)
Monetary updating	54	15	18
Disposals	(1)		(1)
Ending balance	684	530	460
Infrastructure [member] | Gas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	29	24
Transfers from (to) intangible assets	5	5	24
Ending balance	34	R$ 29	R$ 24
Distribution [member] | Generation [member] | Restated 1 [Member]
IfrsStatementLineItems [Line Items]
Amounts received
Gas [Member] | Generation [member] | Restated 1 [Member]
IfrsStatementLineItems [Line Items]
Amounts received